Common Stock - Reserved Shares of Common Stock for Future Issuances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013
Class of Stock [Line Items]
Reserved shares of common stock for future issuances	3,953
Stock options available for future grant [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuances	1,194
Stock options outstanding [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuances	2,608
Warrants to purchase common stock [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuances	151